Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations
4.	BUSINESS COMBINATION
Acquisition of Shenzhen Yunfan
In March 2021, the Group completed the acquisition of 100% equity interest in Shenzhen Yunfan Acceleration Technology Co., Ltd. and its subsidiary (collectively, “Shenzhen Yunfan”). Shenzhen Yunfan is mainly engaged in providing content distribution, acceleration and other cloud-related IaaS and PaaS edge computing solutions, and the acquisition is expected to enhance the Group’s expertise in public cloud services. The results of Shenzhen Yunfan have been included in the Group’s consolidated financial statements since April 2021.
The total cash purchase price consideration was RMB126,400 (US$19,835
). The Group recognized RMB586 (US$92) of net assets acquired excluding intangible assets, RMB77,000 (US$12,083) of intangible assets which comprised of technology, trademark and domain name, and RMB48,814 (US$7,660) of goodwill resulted from the acquisition. Goodwill recognized represents the expected synergies from integrating Shenzhen Yunfan with the Group’s existing cloud business and is not deductible for tax purposes.
Acquisition of Beijing Yunshu
In April 2021, the Group completed the acquisition of 86.21% equity interest in Beijing
Yunshu Xunlian Technology Co., Ltd. (“Beijing Yunshu”), which the Group expected to enhance the Group’s public cloud services. The total cash purchase price was RMB7,034 (US$1,104) contingent consideration. The results of Beijing Yunshu’s operations have been included in the Group’s consolidated financial statements since April 2021.

Acquisition of Camelot
In September 2021, the Group completed the acquisition of Camelot. Camelot is mainly engaged in enterprise digital solutions and enterprise digital services, and the acquisition is expected to further develop the Group’s enterprise cloud business. The results of Camelot have been included in the consolidated financial statements of the Group since September 2021.
The total purchase consideration was RMB5,290,553 (US$830,203), which consisted of cash consideration of RMB751,974 (US$118,001) and equity consideration of RMB4,538,579 (US$712,202). Goodwill recognized represents the expected synergies from integrating Camelot with the Group’s existing enterprise cloud business and is not tax deductible. The table below summarize
s
the estimated fair values of the assets acquired and liabilities assumed from Camelot as of the acquisition date:

	Camelot
	RMB	US$

Total fair value of purchase consideration	5,290,553	830,203
Less:
Cash and cash equivalents	618,439	97,047
Restricted cash	1,126	177
Accounts receivable and other assets	940,297	147,553
Property and equipment, net	12,224	1,918
Intangible assets:
Customer relationship	620,100	97,307
Trademarks	474,000	74,381
Copyrights	34,100	5,351
Deferred tax assets	59,060	9,268
Deferred tax liabilities	(268,490)	(42,132)
Accounts payable and other liabilities	(878,885)	(137,916)
Non-controlling interests	(882,451)	(138,476)

Goodwill	4,561,033	715,725

The purchase price allocation of Camelot is substantially complete with the exception of, primarily, certain tax matters. Any measurement period adjustments resulting from the finalization of the Group’s purchase price allocation are not expected to be material.
The valuations used in the purchase price allocation for the acquisitions were determined by the Group with the assistance of independent third-party valuation firms using the income approach (a Level 3 measurement). Significant assumptions used in the valuation of intangible assets included projected revenue growth rates, operating margin, customer attrition rates, royalty rates and discount rate.
Non-controlling
interests at the acquisition date was measured by applying the equity percentage held by non-controlling
shareholders and a discount for lack of control premium to the fair value of the acquired business of Camelot.
The actual results of operation after the acquisition date and pro forma results of operations for the acquisitions have not been presented because the effects were not material.